RECEIVABLE AND DEFERRED INCOME TAX VALUATION ALLOWANCES (DETAILS) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Jan. 03, 2014		Dec. 28, 2012		Dec. 30, 2011
Valuation Allowance [Line Items]
Other	$ 17.9		$ 4.9		$ 11.6
Receivable allowances [Member]
Valuation Allowance [Line Items]
Balance at the Beginning of the Periods	69.7		43.1		42.8
Additions (Charged to Bad Debt Expenses)	7.4		6.6		2.8
Additions (Charged to Other Accounts)	7.7	[1]	27.4	[1]	16.1	[1]
Deductions	(19.7)	[2]	(7.4)	[2]	(18.6)	[2]
Balance at the End of the Periods	65.1		69.7		43.1
Deferred income tax valuation allowance [Member]
Valuation Allowance [Line Items]
Balance at the Beginning of the Periods	137.6		124.0		104.2
Additions (Charged to Other Accounts)	12.7	[1]	12.3	[1]	23.5	[1]
Deductions	(23.2)	[2]	(14.7)	[2]	(15.3)	[2]
Other	17.9	[3]	16.0	[3]	11.6	[3]
Balance at the End of the Periods	$ 145.0		$ 137.6		$ 124.0

[1]	These additions were primarily charged to revenues or income tax expense.
[2]	Deductions to the deferred income tax valuation allowance were primarily attributed to foreign and state NOL expirations, change in tax rates and the use of federal and state NOLs.
[3]	Other adjustments to the deferred income tax valuation allowance during the year ended December 28, 2012 were attributable to acquired deferred taxes through the Flint acquisition and items charged to other comprehensive income. For the years ended January 3, 2014 and December 30, 2011, other adjustments to the deferred income tax valuation allowance were charged to other comprehensive income.